Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 490,000,000	$ (171,000,000)	$ (319,000,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash LNG inventory write-downs	0	0	18,000,000
Depreciation and amortization expense	339,000,000	156,000,000	66,000,000
Amortization of debt issuance costs, deferred commitment fees, premium and discount	36,000,000	30,000,000	12,000,000
Loss on early extinguishment of debt	67,000,000	72,000,000	96,000,000
Total losses (gains) on derivatives, net	20,000,000	(48,000,000)	7,000,000
Net cash used for settlement of derivative instruments	(16,000,000)	(8,000,000)	(41,000,000)
Other	8,000,000	1,000,000	0
Changes in operating assets and liabilities:
Accounts and other receivables	(101,000,000)	(90,000,000)	0
Accounts receivable—affiliate	(62,000,000)	(98,000,000)	1,000,000
Advances to affiliate	(12,000,000)	0	(13,000,000)
Inventory	13,000,000	(58,000,000)	(25,000,000)
Accounts payable and accrued liabilities	210,000,000	167,000,000	(1,000,000)
Due to affiliates	(42,000,000)	11,000,000	15,000,000
Deferred revenue	34,000,000	42,000,000	(4,000,000)
Other, net	(5,000,000)	(7,000,000)	(11,000,000)
Other, net—affiliate	(2,000,000)	1,000,000	28,000,000
Net cash provided by (used in) operating activities	977,000,000	0	(171,000,000)
Cash flows from investing activities
Property, plant and equipment, net	(1,290,000,000)	(2,315,000,000)	(2,913,000,000)
Other	0	(38,000,000)	(62,000,000)
Net cash provided by (used in) investing activities	(1,290,000,000)	(2,353,000,000)	(2,975,000,000)
Cash flows from financing activities
Proceeds from issuances of debt	3,814,000,000	8,003,000,000	2,860,000,000
Repayments of debt	(2,173,000,000)	(5,251,000,000)	0
Debt issuance and deferred financing costs	(50,000,000)	(115,000,000)	(170,000,000)
Debt extinguishment costs	0	(14,000,000)	0
Distributions to owners	(294,000,000)	(99,000,000)	(99,000,000)
Net cash provided by (used in) financing activities	1,297,000,000	2,524,000,000	2,591,000,000
Net increase (decrease) in cash, cash equivalents and restricted cash	984,000,000	171,000,000	(555,000,000)
Cash, cash equivalents and restricted cash—beginning of period	605,000,000	434,000,000	989,000,000
Cash, cash equivalents and restricted cash—end of period	$ 1,589,000,000	$ 605,000,000	$ 434,000,000